Expense Example, No Redemption - Western Asset Core Bond Fund	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 47
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	298
Expense Example, No Redemption, 10 Years	680
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,003
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	543
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	506
Expense Example, No Redemption, 3 Years	681
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,418
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	1,824
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	627
Expense Example, No Redemption, 10 Years	1,384
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	$ 1,522